Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 927,664	$ 510,604
Gold in dore
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	909,073	499,318
Silver in dore
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	12,343	6,471
Metals in concentrate
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 6,248	$ 4,815